Concentrations and Risks (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue [Member]
Concentrations and Risks (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Concentrations and Risks (Details) [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier [Member]
Concentrations and Risks (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Concentrations and Risks (Details) [Line Items]
Concentration risk percentage	10.00%